20. Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions
Termination cost	€ 1,400
Termination cost incurred		€ 900
Expected termination cost	500
Provisions released	€ 478